Total
AB LARGE CAP GROWTH FUND INC
AB Large Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 65 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 127 of the Fund’s Statement of Additional Information (“SAI”).
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees ( fees paid directly from your investment)
Shareholder Fees - AB LARGE CAP GROWTH FUND INC	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB LARGE CAP GROWTH FUND INC		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.10%	0.10%	0.10%	0.25%	0.20%	0.12%	0.02%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses		0.11%	0.11%	0.11%	0.26%	0.21%	0.13%	0.03%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.87%	1.62%	0.62%	1.27%	0.97%	0.64%	0.54%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.86%	1.61%	0.61%	1.26%	0.96%	0.63%	0.53%
[1]	In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB LARGE CAP GROWTH FUND INC - USD ($)	After 1 Year		After 3 Years	After 5 Years	After 10 Years
Class A	509		690	886	1,451
Class C	264	[1]	510	880	1,921
Advisor Class	62		198	345	773
Class R	128		402	696	1,533
Class K	98		308	535	1,189
Class I	64		204	356	797
Class Z	54		172	301	676
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Fund invests primarily in the domestic equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies.
For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000
®
Growth Index. While the market capitalizations of companies in the Russell 1000
®
Growth Index ranged from approximately $0.6 billion to $1,581 billion as of June 30, 2020, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.
The Adviser expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.
The investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.
The Adviser’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.
The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

PRINCIPAL RISKS
•
Market Risk:
The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

•
Focused Portfolio Risk:
Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•
Sector Risk:
The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Foreign
(Non-U.S.)
Risk:
Investments in securities of
non-U.S.
issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Derivatives Risk:
Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter
derivatives, are also subject to counterparty risk.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at
www.abfunds.com
(click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2020, the year-to-date
unannualized return for Class A shares was 20.76%.

Calendar Year End During the period shown in the bar chart, the Fund's:Best Quarter was up 16.94%, 1st quarter, 2012; and Worst Quarter was down -15.76%, 3rd quarter, 2011.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - AB LARGE CAP GROWTH FUND INC		1 Year	5 Years	10 Years	Inception Date
Class A	[1]	28.09%	14.26%	14.52%
Class A | Return After Taxes on Distributions	[1]	26.99%	12.78%	13.28%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	17.38%	11.12%	11.88%
Class C		31.80%	14.41%	14.12%
Advisor Class		34.13%	15.55%	15.27%
Class R		33.26%	14.83%	14.63%
Class K		33.67%	15.18%	14.97%
Class I		34.12%	15.58%	15.37%
Class Z	[2]	34.24%	15.65%	15.35%	Jul. 01, 2015
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		36.39%	14.63%	15.22%
[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class Z shares: 7/1/15. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expense ratio of Class Z shares.